Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related party transactions [abstract]
Loans issued and guarantees granted (transactions with subsidiaries, joint ventures and associates)	Loans issued and guarantees granted

in € m.	Jun 30, 2026	Dec 31, 2025
Loans outstanding, beginning of period	66	73
Net movement in loans during the period	—	(7)
Changes in the group of consolidated companies	—	—
Exchange rate changes/other	—	—
Loans outstanding, end of period[1]	66	66

Other credit risk related transactions:
Allowance for loan losses	—	—
Provision for loan losses	—	—
Guarantees and commitments	3	3
[1]Loans past due were € 0 million as of June 30, 2026, and € 0 million as of December 31, 2025. For the total loans, the Group held collateral of € 0 million and € 0 million as of June 30, 2026, and December 31, 2025, respectively

Deposits received (transactions with subsidiaries, joint ventures and associates)	Deposits received

in € m.	Jun 30, 2026	Dec 31, 2025
Deposits, beginning of period	22	29
Net movement in deposits during the period	(3)	(7)
Changes in the group of consolidated companies	—	—
Exchange rate changes/other	—	—
Deposits, end of period	19	22